Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
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Reconciliation of Goodwill

Million US dollar	31 December 2023	31 December 2022

Acquisition cost
Balance at end of previous year	115 541	118 461
Effect of movements in foreign exchange	3 634	(3 147)
Disposal through business combinations	-	(32)
Transfers (to)/from other assets categories	(179)	(68)
Hyperinflation monetary adjustments	306	328
Balance at end of the period	119 302	115 541

Impairment losses
Balance at end of previous year	(2 531)	(2 665)
Effect of movements in foreign exchange	293	134
Impairment losses	(20)	-
Balance at end of the period	(2 259)	(2 531)

Carrying amount
Balance at end of the period	117 043	113 010

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	31 December 2023	31 December 2022

United States	33 387	33 578
Rest of North America	2 024	1 981
Mexico	14 697	12 823
Colombia	15 982	12 692
Rest of Middle Americas	23 576	23 242
Brazil	3 780	3 508
Rest of South America	1 036	1 249
Europe	2 157	2 081
South Africa	8 801	9 551
Rest of Africa	4 609	5 131
China	3 028	3 119
Rest of Asia Pacific	3 407	3 505
Global Export and Holding Companies	559	549
Total carrying amount of goodwill	117 043	113 010

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	31 December 2023	31 December 2022

Colombia	10%	8%
Rest of Middle Americas	13%	9%
South Africa	11%	9%
Rest of Africa	14%	15%
Rest of Asia Pacific	7%	7%